TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2017
TRADE AND OTHER RECEIVABLES
Schedule of composition of trade and other receivables

	12.31.2017			12.31.2016
Trade and other receivables	Assets before provisions	Allowance for doubtful accounts	Commercial debtors net assets	Assets before provisions	Allowance for doubtful accounts	Commercial debtors net assets
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Current commercial debtors
Trade debtors	157,926,958	(3,521,734)	154,405,224	155,792,966	(3,090,160)	152,702,806
Other current debtors	31,015,390	(2,825,453)	28,189,937	30,923,474	(2,827,678)	28,095,796

Current commercial debtors	188,942,348	(6,347,187)	182,595,161	186,716,440	(5,917,838)	180,798,602
Prepayments suppliers	8,057,544	—	8,057,544	8,776,211	—	8,776,211
Other current accounts receivable	778,901	(146,926)	631,975	1,728,859	(779,318)	949,541

Commercial debtors and other current accounts receivable	197,778,793	(6,494,113)	191,284,680	197,221,510	(6,697,156)	190,524,354

Non-current accounts receivable
Trade debtors	58,336	—	58,336	83,881	—	83,881
Other non-current debtors	2,335,322	—	2,335,322	3,443,851	—	3,443,851
Other non-current accounts receivable	2,193	—	2,193	—	—	—

Non-current accounts receivable	2,395,851	—	2,395,851	3,527,732	—	3,527,732

Trade and other receivable	200,174,644	(6,494,113)	193,680,531	200,749,242	(6,697,156)	194,052,086

Schedule of aging analysis of trade and other receivables

	12.31.2017	12.31.2016
	ThCh$	ThCh$
Up to date non-securitized portfolio until 30 days	151,275,377	148,694,299
31 and 60 days	908,980	1,463,935
61 and 90 days	1,050,476	567,318
91 and 120 days	331,740	909,985
121 and 150 days	709,400	410,944
151 and 180 days	62,834	155,596
181 and 210 days	82,863	245,947
211 and 250 days	538,081	107,679
More than 250 days	3,025,543	3,321,144

Total	157,985,294	155,876,847

Schedule of current and non current trade receivables
	12.31.2017	12.31.2016
	ThCh$	ThCh$
Current commercial debtors	157,926,958	155,792,966
Non-current commercial debtors	58,336	83,881

Total	157,985,294	155,876,847

Schedule of movements in the allowance for doubtful accounts

	12.31.2017	12.31.2016
	ThCh$	ThCh$
Opening balance	6,697,156	5,265,225
Bad debt expense	2,004,958	4,381,803
Provision application	(1,708,602)	(2,650,520)
Change due to foreign exchange differences	(499,399)	(299,352)

Movement	(203,043)	1,431,931

Ending balance	6,494,113	6,697,156